N-2 - $ / shares shares in Millions	May 21, 2024	Mar. 31, 2024	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001495222
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Oxford Lane Capital Corp.
Other Annual Expenses [Abstract]
Acquired Fund Fees and Expenses, Note [Text Block]	Our total expenses for the quarter ended March 31, 2024 were approximately $31.7 million, compared with total expenses of approximately $30.5 million for the quarter ended December 31, 2023.
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV			$ 4.82
Highest Price or Bid, NAV		$ 4.9
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Authorized [Shares]	239.1